Supplement to the Fidelity® Ginnie Mae Fund, Fidelity Government Income Fund, and Fidelity Intermediate Government Income Fund
September 25, 2000 Prospectus

Shareholder Meeting. On or about April 18, 2001, a meeting of the shareholders of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, and Fidelity Intermediate Government Income Fund will be held to approve various proposals. Shareholders of record on February 20, 2001 are entitled to vote at the meeting.

Included in the proxy statement is a proposal to amend Fidelity Intermediate Government Income Fund's management contract to reflect a management fee structure change.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fee Table" section on page 7.

Annual fund operating expenses (paid from fund assets)

Ginnie Mae	Management fee	0.43%
\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Distribution and Service (12b-1) fee	None
\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Other expenses	0.20%
\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Total annual fund operating expensesA	0.63%
Government Income	Management fee	0.43%
\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Distribution and Service (12b-1) fee	None
\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Other expenses	0.23%
\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Total annual fund operating expenses	0.66%
Intermediate Government Income	Management fee	0.65%
\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Distribution and Service (12b-1) fee	None
\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Other expenses	0.00%
\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Total annual fund operating expensesB	0.65%

A Effective May 28, 1999, FMR has agreed to reimburse Ginnie Mae to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.63%. This arrangement will remain in effect through June 30, 2001.

B Effective July 1, 2000 through April 30, 2001, FMR has voluntarily agreed to reimburse Intermediate Government Income to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.61%. Effective May 1, 2001 through June 30, 2001, FMR has agreed to reimburse Intermediate Government Income to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.63%.

GVT-01-01 February 20, 2001
1.477036.106